Effects of Fuel Collars Designated as Cash flow Hedges (Detail) (Cash Flow Hedging, Fuel Collars, USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Hedging | Fuel Collars
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income (loss) - effective portion	$ 427	$ 5,060	$ (1,108)	$ 2,441	$ 592	$ (147)
Gain (loss) recognized in other income (expense) - ineffective portion	(51)	479	(29)	142	165	(302)
Amount reclassified from accumulated other comprehensive income (loss) into fuel expense	332	(1,107)	1,150	(5,377)	(1,954)
Effect of derivative on consolidated financial statements					$ (1,197)	$ (449)